AXP(SM)
                                                                        Global
                                                                   Growth Fund

                                                            1999 ANNUAL REPORT
                                                          (PROSPECTUS ENCLOSED)

American
  Express
Funds

(picture of) compass

AXP Global Growth Fund seeks to provide shareholders with long-term capital growth.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

                                                                      AMERICAN
                                                                       EXPRESS

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It's a Big World
After All

No one needs to be told that the world is changing rapidly. For example, some years ago U.S. stocks accounted for about two-thirds of the total value of stocks worldwide. Today, that figure is down to about one-third, as many foreign stock markets have enjoyed explosive growth. AXP Global Growth Fund seeks to take advantage of that trend by investing in companies throughout the world, not just the United States. For the most part, these are foreign companies involved in essential businesses such as infrastructure creation, finance and environmental clean-up. As they prosper, AXP Global Growth Fund offers investors the potential to prosper along with them.

AXP GLOBAL GROWTH FUND      (This annual report is not part of the prospectus.)

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Table of Contents

1999 ANNUAL REPORT

The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                        4
From the Portfolio Manager                               4
Fund Facts                                               6
The 10 Largest Holdings                                  7
Making the Most of the Fund                              8
The Fund's Long-term Performance                         9
Independent Auditors' Report (Fund)                     10
Financial Statements (Fund)                             11
Notes to Financial Statements (Fund)                    14
Independent Auditors' Report (Portfolio)                19
Financial Statements (Portfolio)                        20
Notes to Financial Statements (Portfolio)               23
Investments in Securities                               28
Federal Income Tax Information                          37

1999 PROSPECTUS

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                                              3p
Goal                                                  3p
Investment Strategy                                   3p
Risks                                                 4p
Past Performance                                      6p
Fees and Expenses                                     8p
Management                                            9p
Buying and Selling Shares                             9p
Valuing Fund Shares                                   9p
Investment Options                                   10p
Purchasing Shares                                    11p
Transactions through Third Parties                   14p
Sales Charges                                        14p
Exchanging/Selling Shares                            18p
Distributions and Taxes                              23p
Master/Feeder Structure                              25p
Financial Highlights                                 27p

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

American Express(R) Funds held shareholder meetings in June 1999. Shareholders approved all of the proposals advanced by management. Among the proposals were:

o The election of Board members and the selection of KPMG LLP as independent auditors.

o Change in the Fund name from "IDS" to "AXP."

o A new shareholder service and distribution plan.

o A change in the investment management services agreement.

o Changes with respect to fundamental investment policies.

No other business was presented at the meeting, which was concluded by a report to shareholders from the Investment Department of American Express Financial Corporation.

Thanks to all of you for your effort in reviewing the proxy material and voting your proxies.



Arne H. Carlson


(picture of) John O'Brien
John O'Brien
Portfolio manager

From the Portfolio Manager

A calmer global investment environment and healthy stock markets in Europe and the United States set the stage for a substantial gain by AXP Global Growth Fund during the past fiscal year. For the 12 months -- November 1998 through October 1999 -- the Fund's Class A shares (before sales charge) generated a total return of 23.59%.

Showing few ill effects from the global financial turmoil that had hit just a few months earlier, stocks were already on the move in most major markets when the period began last year. Supported by continued low inflation and reductions in short-term interest rates in the U.S. and Europe, stocks gained ground through January. After retreating moderately in February in the face of rising long-term interest rates in the U.S., markets moved forward again in March and April.

AXP GLOBAL GROWTH FUND      (This annual report is not part of the prospectus.)

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The ensuing months proved to be more difficult,  however, especially in the U.S., where increased concerns about potentially higher inflation and the Federal Reserve's willingness to raise short-term interest rates often kept stocks off balance. European markets fared somewhat better, but were still hampered by the uncertainty in the U.S. Still, the fiscal year ended on a sharply positive note, thanks mainly to a U.S.-led rebound in October.

ANTICIPATING IMPROVEMENT

As for the Fund, at the outset of the period I began reducing the level of cash reserves in the portfolio to take advantage of what I expected would be an improving investment environment. I put the extra funds to work in stocks, which enhanced the Fund's overall performance for the year.

I kept most of the portfolio invested in Europe, chiefly in the United Kingdom, France, Italy, Germany and the Netherlands. That strategy stemmed from the relationship of potential corporate earnings growth to the level of stock prices in Europe, which appeared more attractive, compared with other regions. The U.S. market, which outperformed Europe for the 12 months, comprised the next-largest investment exposure.

I avoided Japan for the first half of the year. This proved to be a mistake, as that market and the yen rallied strongly. (Europe, on the other hand, was basically flat during that time, while the euro, the new European currency, slumped, hurting the Fund's performance.) As the period progressed, I shifted some money into Japanese stocks. Among the emerging markets, I kept a small exposure to Hong Kong and Singapore.

Looking forward, I remain optimistic about the potential for the Fund. Growth stocks, the focus of the Fund, are back in favor in the U.S. and Europe; the euro appears poised to continue its rebound; and Japan's recent improvement seems likely to be sustained. Therefore, barring a major change in the investment environment, I think the odds favor positive performance in the year ahead.



John O'Brien

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)

Oct. 31, 1999                                                   $9.18
Oct. 31, 1998                                                   $7.80
Increase                                                        $1.38

Distributions -- Nov. 1, 1998 - Oct. 31, 1999

From income                                                     $0.16
From capital gains                                              $0.26
Total distributions                                             $0.42
Total return*                                                 +23.59%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)

Oct. 31, 1999                                                   $9.01
Oct. 31, 1998                                                   $7.68
Increase                                                        $1.33

Distributions -- Nov. 1, 1998 - Oct. 31, 1999

From income                                                     $0.11
From capital gains                                              $0.26
Total distributions                                             $0.37
Total return*                                                 +22.66%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)

Oct. 31, 1999                                                   $9.20
Oct. 31, 1998                                                   $7.81
Increase                                                        $1.39
Distributions -- Nov. 1, 1998 - Oct. 31, 1999

From income                                                     $0.16
From capital gains                                              $0.26
Total distributions                                             $0.42
Total return*                                                 +23.86%**

 *The  prospectus  discusses the effect of sales charges,  if any, on the various classes.
**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
  distributions reinvested.

AXP GLOBAL GROWTH FUND      (This annual report is not part of the prospectus.)

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The 10 Largest Holdings
                                              Percent              Value
                                        (of net assets)   (as of Oct. 31, 1999)

 Total Petroleum Cl B (France)                  4.37%           $76,495,308

 General Electric (United Kingdom)              3.89             68,073,238

 Ericsson (LM) Cl B (Sweden)                    3.88             67,861,633

 Mannesmann (Germany)                           3.73             65,285,760

 UBS (Switzerland)                              2.76             48,245,713

 Banque Natl de Paris (France)                  2.75             48,171,472

 Fortis (Netherlands)                           2.68             46,945,084

 Nippon Telegraph & Telephone (Japan)           2.41             42,123,436

 Cisco Systems (United States)                  2.38             41,750,799

 Bayerische Motoren Werke (Germany)             2.35             41,139,252

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here
make up 31.20% of net assets

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY

One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

     Jan  Feb  Mar  Apr  May  Jun
$15                 $16  $18  $20
$10  $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
_______________________________________________________________________________

     Jan  Feb  Mar  Apr  May  Jun
$15
$10  $10  $8             $8   $10
$ 5            $5   $5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
_______________________________________________________________________________

     Jan  Feb  Mar  Apr  May  Jun
$15
$10  $10  $8   $6             $7
$ 5                 $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
_______________________________________________________________________________
$100 invested per month. Total invested: $600

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

AXP GLOBAL GROWTH FUND      (This annual report is not part of the prospectus.)

The Fund's Long-term Performance

How $10,000 has grown in AXP Global Growth Fund

$30,000


                                                                         $22,837
                                                               AXP Global Growth
                                                                            Fund
                                                                         Class A

$20,000

                                    Lipper International
$10,000                                       Fund Index
                MSCI
          All Country
        World Free Index
$9,500

6/1/90  10/90  10/91  10/92  10/93   10/94   10/95   10/96   10/97  10/98  10/99

Average annual total return (as of Oct. 31, 1999)

                           1 year          5 years      Since inception
Class A                    +17.40%          +9.22%           +9.16%*
Class B                    +18.66%             --%          +14.13%**
Class Y                    +23.86%             --%          +15.44%**

 *Inception date was May 29, 1990.
**Inception date was March 20, 1995.

Assumes: Holding period from 6/1/90 to 10/31/99. Returns do not reflect taxes payable on distributions. Reinvestments of all income and capital gain distributions for the Fund, has a value of $1,397. Also see "Past Performance" in the Fund's currect prospectus.

On the graph  above you can see how the  Fund's  total  return  compared  to two widely cited unmanged performance indexes, the Morgan Stanley Capital International (MSCI) All Country World Free Index and the Lipper International Fund Index. In comparing AXP Global Growth Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impat of the applicable sales charge, up to a maximum 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

MSCI All Country World Fee Index is an unmanaged index compiled from a composite of securities markets of 47 countries, including Canada, the United States and 26 emerging market countries. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper International Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

The  financial   statements   contained  in  Post-Effective   Amendment  #32  to
Registration Statement No. 33-25824 filed on or about December 28, 1999, are incorporated herein by reference.

Federal Income Tax Information

(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Global Growth Fund
Fiscal year ended Oct. 31, 1999

Class A

Income distribution taxable as dividend income, 10.68% qualifying for deduction by corporations.

Payable date                                                   Per share

Dec. 23, 1998                                                   $0.15318

Capital gain distribution taxable as long-term capital gain.

Payable date                                                   Per share

Dec. 23, 1998                                                   $0.26275

Total distributions                                             $0.41593

The distribution of $0.41593 per share, payable Dec. 23, 1998, consisted of $0.04440 derived from net investment income, $0.10878 from net short-term capital gains (a total of $0.15318 taxable as dividend income) and $0.26275 from net long-term capital gains.

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

Class B

Income distribution taxable as dividend income, 10.68% qualifying for deduction by corporations.

Payable date                                                   Per share

Dec. 23, 1998                                                   $0.10878

Capital gain distribution taxable as long-term capital gain.

Payable date                                                   Per share

Dec. 23, 1998                                                   $0.26275

Total distributions                                             $0.37153

The distribution of $0.37153 per share, payable Dec. 23, 1998, consisted of $0.10878 from net short-term capital gains (taxable as dividend income) and $0.26275 from net long-term capital gains.

Class Y

Income distribution taxable as dividend income, 10.68% qualifying for deduction by corporations.

Payable date                                                   Per share

Dec. 23, 1998                                                   $0.15892

Capital gain distribution taxable as long-term capital gain.

Payable date                                                   Per share

Dec. 23, 1998                                                   $0.26275

Total distributions                                             $0.42167

The distribution of $0.42167 per share, payable Dec. 23, 1998, consisted of $0.05014 derived from net investment income, $0.10878 from net short-term capital gains (a total of $0.15892 taxable as dividend income) and $0.26275 from net long-term capital gains.

AXP GLOBAL GROWTH FUND      (This annual report is not part of the prospectus.)

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AXP Global Growth Fund
IDS Tower 10
Minneapolis, MN 55440-0010


AMERICAN EXPRESS FUNDS

                                 PRSRT STD AUTO
                                  U.S. POSTAGE
                                      PAID
                                   SPENCER, IA
                                  PERMIT NO. 85


S-6334 N (12/99)

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.


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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.